Property and Equipment (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Office and computer equipment	$ 17,394	$ 17,394
Furniture and fixtures	96,818	76,099
Lab equipment	147,177
Leasehold improvements	502,155	482,170
Less: Accumulated depreciation	(43,369)	(3,790)
Total	$ 720,175	$ 571,873